Non-Cash Transactions	12 Months Ended
Dec. 31, 2020
Non-cash transaction [Abstract]
NON-CASH TRANSACTIONS	NON-CASH TRANSACTIONS

Consolidated
Description	December 31, 2020

Supplier finance	157,801
Derivative debt acknowledgment	527,375
Acquisition of property and equipment through financing (IFRS 16)	2,561,504
Decrease in lease liabilities	5,701,928